Shareholders' equity - Schedule of outstanding common shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shareholders' equity
Balance, beginning	$ 21,398,737	$ 21,343,784
Repurchase of common shares (in shares)		125,000
Contributed capital from equity raise, net of issuance costs (in shares)	4,569,770
Contributed capital from equity raise, net of issuance costs	$ 22,820,892
Shares issued on exercise of stock options	34,479
Spin-Out of 1554997 BC Ltd.	(13,751,289)
Return of capital	(1,072,837)
Balance, ending	$ 31,185,540	$ 21,398,737
Share capital
Shareholders' equity
Balance, beginning (in shares)	42,913,463	43,038,463
Balance, beginning	$ 26,046,222	$ 26,046,222
Repurchase of common shares (in shares)		(125,000)
Contributed capital from equity raise, net of issuance costs (in shares)	4,569,770
Contributed capital from equity raise, net of issuance costs	$ 22,820,892
Shares issued on exercise of stock options	$ 1,428,375
Shares issued on exercise of stock options (in shares)	3,443,399
Spin-Out of 1554997 BC Ltd.	$ (13,751,289)
Return of capital	$ (1,072,837)
Balance, ending (in shares)	50,926,632	42,913,463
Balance, ending	$ 35,471,363	$ 26,046,222